Consolidated Statements Of Cash Flows		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)
Cash flows from operating activities
Net income(expense)		₩ 2,051,649,000,000		$ 1,843,516,000		₩ 1,530,088,000,000		₩ 1,277,533,000,000
Adjustments
Income tax expense		753,223,000,000		676,811,000		419,418,000,000		275,856,000,000
Interest income		(9,684,499,000,000)		(8,702,038,000)		(8,550,687,000,000)		(8,512,312,000,000)
Interest expense		4,033,548,000,000		3,624,358,000		3,330,037,000,000		3,492,768,000,000
Dividend income		(90,552,000,000)		(81,366,000)		(124,992,000,000)		(184,510,000,000)
Sub-total		(4,988,280,000,000)		(4,482,235,000)		(4,926,224,000,000)		(4,928,198,000,000)
Additions of expenses not involving cash outflows:
Impairment losses due to credit loss		329,574,000,000		296,140,000		785,133,000,000		834,076,000,000
Loss on valuation of financial instruments at FVTPL	[1]	0		0		15,267,000,000		0
Loss on available-for-sale financial assets		0		0		0		1,035,000,000
Loss on financial assets at FVTOCI		1,053,000,000		946,000	[1]	0	[1]	0	[1]
Share of losses of investments in joint ventures and associates		22,772,000,000		20,462,000		185,020,000,000		56,264,000,000
Loss on disposal of investments in joint ventures and associates		2,931,000,000		2,634,000		38,713,000,000		15,060,000,000
Loss on transaction and valuation of derivatives (Designated for hedging)		36,483,000,000		32,782,000		109,569,000,000		98,981,000,000
Loss on hedged items (fair value hedge)		17,299,000,000		15,544,000		0		475,000,000
Loss on provision		28,350,000,000		25,474,000		107,028,000,000		34,774,000,000
Retirement benefits		142,712,000,000		128,234,000		142,902,000,000		152,609,000,000
Depreciation and amortization		272,550,000,000		244,901,000		235,795,000,000		252,031,000,000
Loss on disposal of premises and equipment, intangible assets and other assets		1,160,000,000		1,042,000		9,994,000,000		9,718,000,000
Impairment loss on premises and equipment, intangible assets and other assets		87,000,000		78,000		390,000,000		1,936,000,000
Additions of expenses not involving cash outflows (sub-total)		854,971,000,000		768,237,000		1,629,811,000,000		1,456,959,000,000
Deductions of income not involving cash inflows:
Gain on valuation of financial assets at FVTPL (IFRS 9)	[1]	(215,711,000,000)		(193,828,000)		0		0
Gain on valuation of financial instruments at FVTPL (IAS 39)	[1]	0		0		0		(75,690,000,000)
Gain on redemption of debentures		(1,597,000,000)		(1,435,000)		0		0
Gain on financial assets at FVTOCI	[1]	(3,100,000,000)		(2,786,000)		0		0
Gain on AFS financial assets	[1]	0		0		(192,708,000,000)		0
Gain on disposal of securities at amortized cost	[1]	(431,000,000)		(387,000)		0		0
Share of gains of investments in joint ventures and associates		(25,791,000,000)		(23,175,000)		(83,506,000,000)		(36,757,000,000)
Gain on disposal of investments in joint ventures and associates		(50,511,000,000)		(45,387,000)		(39,932,000,000)		(23,457,000,000)
Gain on transaction and valuation of derivatives (Designated for hedging)		(35,810,000,000)		(32,177,000)		(122,000,000)		(130,000,000)
Gain on hedged items (fair value hedge)		(42,797,000,000)		(38,455,000)		(53,532,000,000)		(99,302,000,000)
Reversal on provisions		(2,014,000,000)		(1,810,000)		(2,567,000,000)		(1,396,000,000)
Gain on disposal of premises and equipment, intangible assets and other assets		(30,278,000,000)		(27,206,000)		(5,028,000,000)		(1,885,000,000)
Reversal of impairment loss on premises and equipment, intangible assets and other assets		(761,000,000)		(684,000)		(666,000,000)		(3,581,000,000)
Deductions of income not involving cash inflows (sub-total)		(408,801,000,000)		(367,330,000)		(378,061,000,000)		(242,198,000,000)
Changes in operating assets and liabilities:
Financial instruments at FVTPL (IFRS 9)	[1]	670,872,000,000		602,814,000		0		0
Financial instruments at FVTPL (IAS 39)	[1]	0		0		(583,068,000,000)		(99,581,000,000)
Loans and other financial assets at amortized cost	[1]	(15,718,714,000,000)		(14,124,103,000)		0		0
Loans and receivables		0	[1]	0	[1]	(9,647,563,000,000)		(14,433,390,000,000)	[1]
Other assets		32,328,000,000		29,048,000		35,953,000,000		219,323,000,000
Deposits due to customers		13,995,747,000,000		12,575,925,000		13,634,873,000,000		11,878,628,000,000
Provisions		(11,920,000,000)		(10,711,000)		(122,711,000,000)		34,376,000,000
Net defined benefit liability		(135,313,000,000)		(121,586,000)		(46,789,000,000)		(261,097,000,000)
Other financial liabilities		7,411,617,000,000		6,659,733,000		(7,966,786,000,000)		5,158,055,000,000
Other liabilities		96,900,000,000		87,070,000		(27,550,000,000)		(6,163,000,000)
Changes in operating assets and liabilities (sub-total)		6,341,517,000,000		5,698,190,000		(4,723,641,000,000)		2,490,151,000,000
Cash received from (paid for) operating activities:
Interest income received		9,617,201,000,000		8,641,568,000		8,570,715,000,000		8,511,349,000,000
Interest expense paid		(3,847,275,000,000)		(3,456,982,000)		(3,404,608,000,000)		(3,593,358,000,000)
Dividends received		90,651,000,000		81,455,000		127,343,000,000		184,674,000,000
Income tax paid		(551,560,000,000)		(495,606,000)		(404,428,000,000)		(251,627,000,000)
Cash received from operating activities		5,309,017,000,000		4,770,435,000		4,889,022,000,000		4,851,038,000,000
Net cash provided by operating activities		9,160,073,000,000		8,230,813,000		(1,979,005,000,000)		4,905,285,000,000
Cash in-flows from investing activities [Abstract]
Disposal of financial assets at FVTPL (IFRS 9)	[1]	11,919,335,000,000		10,710,158,000		0		0
Disposal of financial assets at FVTOCI	[1]	9,146,307,000,000		8,218,445,000		0		0
Disposal of AFS financial assets	[1]	0		0		24,912,752,000,000		20,395,744,000,000
Redemption of securities at amortized cost	[1]	9,426,757,000,000		8,470,444,000		0		0
Redemption of HTM financial assets	[1]	0		0		8,587,092,000,000		8,462,346,000,000
Disposal of investments in joint ventures and associates		51,435,000,000		46,217,000		70,180,000,000		97,135,000,000
Disposal of subsidiaries		0		0		203,000,000		0
Disposal of investment properties		3,512,000,000		3,156,000		418,000,000		0
Disposal of premises and equipment		5,545,000,000		4,982,000		7,428,000,000		63,000,000
Disposal of intangible assets		9,199,000,000		8,266,000		1,188,000,000		4,325,000,000
Disposal of assets held for sale		80,347,000,000		72,196,000		24,808,000,000		22,723,000,000
Cash in-flows from investing activities (sub-total)		30,642,437,000,000		27,533,864,000		33,604,069,000,000		28,982,336,000,000
Cash out-flows from investing activities [Abstract]
Net cash in-flows of business combination		(134,967,000,000)		(121,275,000)		0		(132,301,000,000)
Acquisition of financial assets at FVTPL (IFRS 9)	[1]	(12,322,160,000,000)		(11,072,118,000)		0		0
Acquisition of financial assets at FVTOCI	[1]	(13,275,429,000,000)		(11,928,681,000)		0		0
Acquisition of available-for-sale financial assets	[1]	0		0		(19,674,346,000,000)		(23,844,849,000,000)
Acquisition of securities at amortized cost	[1]	(15,622,847,000,000)		(14,037,961,000)		0		0
Acquisition of HTM financial assets	[1]	0		0		(11,521,065,000,000)		(8,818,376,000,000)
Acquisition of investments in joint ventures and associates		(48,272,000,000)		(43,375,000)		(143,161,000,000)		(43,281,000,000)
Acquisition of investment properties		(15,195,000,000)		(13,654,000)		(9,872,000,000)		(4,428,000,000)
Acquisition of premises and equipment		(118,668,000,000)		(106,630,000)		(162,245,000,000)		(131,009,000,000)
Acquisition of intangible assets		(176,067,000,000)		(158,206,000)		(195,929,000,000)		(191,161,000,000)
Cash out-flow related to derivatives designated for hedging		0		0		(13,742,000,000)		(42,544,000,000)
Cash out-flows from investing activities (sub-total)		(41,713,605,000,000)		(37,481,900,000)		(31,720,360,000,000)		(33,207,949,000,000)
Net cash provided by (used in) investing activities		(11,071,168,000,000)		(9,948,036,000)		1,883,709,000,000		(4,225,613,000,000)
Cash in-flows from financing activities [Abstract]
Increase in borrowings		9,606,126,000,000		8,631,617,000		9,057,999,000,000		8,259,380,000,000
Issuance of debentures		21,505,849,000,000		19,324,152,000		18,438,221,000,000		15,848,055,000,000
Issuance of hybrid securities		398,707,000,000		358,259,000		559,565,000,000		549,904,000,000
capital increase of subsidiaries		0		0		35,841,000,000		0
Cash in-flows from financing activities (sub-total)		31,510,682,000,000		28,314,028,000		28,091,626,000,000		24,657,339,000,000
Cash out-flows from financing activities [Abstract]
Repayment of borrowings		(8,349,005,000,000)		(7,502,026,000)		(12,692,883,000,000)		(9,524,626,000,000)
Repayment of debentures		(20,903,518,000,000)		(18,782,926,000)		(13,620,520,000,000)		(14,118,720,000,000)
Payment of dividends to common stocks		(336,636,000,000)		(302,485,000)		(336,636,000,000)		(168,317,000,000)
Dividends paid on hybrid securities		(147,625,000,000)		(132,648,000)		(177,730,000,000)		(201,328,000,000)
Redemption of hybrid securities		(255,000,000,000)		(229,131,000)		(1,323,400,000,000)		(310,000,000,000)
Dividends paid on non-controlling interests		(2,128,000,000)		(1,912,000)		(1,554,000,000)		(1,286,000,000)
Cash out-flows from financing activities (sub-total)		(29,993,912,000,000)		(26,951,128,000)		(28,152,723,000,000)		(24,324,277,000,000)
Net cash provided by (used) in financing activities		1,516,770,000,000		1,362,900,000		(61,097,000,000)		333,062,000,000
Net increase (decrease) in cash and cash equivalents		(394,325,000,000)		(354,323,000)		(156,393,000,000)		1,012,734,000,000
Cash and cash equivalents, beginning of the period		6,908,286,000,000		6,207,463,000		7,591,324,000,000		6,644,055,000,000
Effects of exchange rate changes on cash and cash equivalents		233,933,000,000		210,203,000		(526,645,000,000)		(65,465,000,000)
Cash and cash equivalents, end of the period		₩ 6,747,894,000,000		$ 6,063,343,000		₩ 6,908,286,000,000		₩ 7,591,324,000,000

[1]	The consolidated statements of cash flows for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of cash flows for the years ended December 31, 2016 and 2017 were not retrospectively restated to apply IFRS 9.